Other Components of Equity - Summary of Movement of Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Balance at the beginning		₨ 598,034.7	₨ 558,067.4
Net change in translation reserve – equity accounted investees (net)	$ 20.5	1,500.1	1,026.1	₨ (586.1)
Balance at the end	7,100.8	519,135.8	598,034.7	558,067.4
Currency translation reserve [Member]
Balance at the beginning	703.4	51,422.5	28,388.6	49,388.8
Exchange differences arising on translating the net assets of foreign operations (net)	553.4	40,454.9	22,007.8	(20,414.1)
Change in effective portion of hedges of net investment in foreign operations	(50.4)	(3,685.5)
Net change in translation reserve – equity accounted investees (net)	20.5	1,500.1	1,026.1	(586.1)
Balance at the end	$ 1,226.9	₨ 89,692.0	₨ 51,422.5	₨ 28,388.6